Derivative financial instruments and hedge accounting - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments and hedge accounting
Bonds issued	€ 19,816	€ 19,172
Fair value hedges | US Dollars
Derivative financial instruments and hedge accounting
Exchange rate risk deriving from securities	€ 1,335
Hedging instrument	120
Bonds issued	€ 1,546